Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	$ 110,440	$ 114,805
Total prepaid expenses and other current assets	8,383	16,703
Total accounts payable and accrued expenses	24,383	24,160
Total container contracts payable	1,522	6,648
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	103,645	107,457
Total prepaid expenses and other current assets	7,969	16,614
Total accounts payable and accrued expenses	23,536	22,868
Total container contracts payable	1,522	6,648
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	6,795	7,348
Total prepaid expenses and other current assets	414	89
Total accounts payable and accrued expenses	$ 847	$ 1,292